Finance income/(expenses), net (Tables)	12 Months Ended
Dec. 31, 2022
Finance Income (Expense) [Abstract]
Disclosure of detailed information about finance income (cost)

(In € thousand)	Year ended December 31,
	2022	2021	2020
FINANCE INCOME
Interest income from other parties	260	249	119
Fair value gains on derivative financial instruments	—	—	397
TOTAL FINANCE INCOME	260	249	516
FINANCE EXPENSES
Interest expense on loans	(8,238)	(7,273)	(6,162)
Interest expense on refund liabilities	(9,597)	(8,478)	(3,640)
Interest expenses on lease liabilities	(955)	(903)	(907)
Other interest expense	(264)	(309)	(30)
Fair value losses on derivative financial instruments	—	—	—
TOTAL FINANCE EXPENSES	(19,054)	(16,964)	(10,738)
FOREIGN EXCHANGE GAIN/(LOSSES), NET	(12,587)	8,130	173
FINANCE INCOME/(EXPENSES), NET	(31,381)	(8,584)	(10,049)